Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

June 30, 2019

F15-QTLY-0819
1.818357.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $3,828,133)	3,840,000	3,828,752
	Shares	Value

Domestic Equity Funds - 28.4%
Fidelity Series All-Sector Equity Fund (b)	9,037,640	$90,647,530
Fidelity Series Blue Chip Growth Fund (b)	10,460,852	159,423,386
Fidelity Series Commodity Strategy Fund (b)	53,733,263	253,083,668
Fidelity Series Growth Company Fund (b)	18,611,414	322,535,805
Fidelity Series Intrinsic Opportunities Fund (b)	23,554,165	386,759,382
Fidelity Series Large Cap Stock Fund (b)	22,870,034	342,593,111
Fidelity Series Large Cap Value Index Fund (b)	7,557,669	97,418,352
Fidelity Series Opportunistic Insights Fund (b)	9,527,089	176,346,412
Fidelity Series Small Cap Discovery Fund (b)	4,178,300	46,295,569
Fidelity Series Small Cap Opportunities Fund (b)	10,250,719	142,895,023
Fidelity Series Stock Selector Large Cap Value Fund (b)	21,423,778	263,726,703
Fidelity Series Value Discovery Fund (b)	14,587,264	187,300,476
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,824,070,250)		2,469,025,417

International Equity Funds - 18.2%
Fidelity Series Canada Fund (b)	4,372,668	47,749,536
Fidelity Series Emerging Markets Fund (b)	5,818,187	55,912,778
Fidelity Series Emerging Markets Opportunities Fund (b)	26,462,296	505,165,235
Fidelity Series International Growth Fund (b)	27,260,552	443,801,781
Fidelity Series International Small Cap Fund (b)	5,702,398	92,549,927
Fidelity Series International Value Fund (b)	44,413,147	427,698,608
Fidelity Series Overseas Fund (b)	1,254,389	12,594,066
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,231,989,300)		1,585,471,931

Bond Funds - 41.4%
Fidelity Series Emerging Markets Debt Fund (b)	6,378,339	62,061,235
Fidelity Series Floating Rate High Income Fund (b)	1,306,540	12,150,821
Fidelity Series High Income Fund (b)	6,695,858	63,744,568
Fidelity Series Inflation-Protected Bond Index Fund (b)	64,384,949	644,493,337
Fidelity Series International Credit Fund (b)	552,197	5,626,891
Fidelity Series Investment Grade Bond Fund (b)	207,794,718	2,375,093,625
Fidelity Series Long-Term Treasury Bond Index Fund (b)	42,233,203	393,191,123
Fidelity Series Real Estate Income Fund (b)	3,716,719	41,218,416
TOTAL BOND FUNDS
(Cost $3,499,667,617)		3,597,580,016

Short-Term Funds - 12.0%
Fidelity Cash Central Fund 2.42% (c)	28,245,932	28,251,581
Fidelity Series Government Money Market Fund 2.44% (b)(d)	826,838,542	826,838,542
Fidelity Series Short-Term Credit Fund (b)	19,177,294	192,731,800
TOTAL SHORT-TERM FUNDS
(Cost $1,046,519,494)		1,047,821,923
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,606,074,794)		8,703,728,039
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,323,345)
NET ASSETS - 100%		$8,700,404,694

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	153	Sept. 2019	$14,713,245	$185,197	$185,197
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	1,933	1,933
TOTAL FUTURES CONTRACTS					$187,130

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,828,752.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$163,756
Total	$163,756

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$94,056,484	$164,758	$7,397,212	$--	$(689,899)	$4,513,399	$90,647,530
Fidelity Series Blue Chip Growth Fund	183,528,111	298,285	30,178,163	--	8,216,127	(2,440,974)	159,423,386
Fidelity Series Canada Fund	45,145,985	2,176,954	2,267,209	--	189	2,693,617	47,749,536
Fidelity Series Commodity Strategy Fund	207,571,372	62,404,896	13,875,963	--	(990,439)	(2,026,198)	253,083,668
Fidelity Series Emerging Markets Debt Fund	63,513,876	1,040,820	3,388,683	931,389	(167,464)	1,062,686	62,061,235
Fidelity Series Emerging Markets Fund	53,706,289	5,714,736	2,647,881	--	17,380	(877,746)	55,912,778
Fidelity Series Emerging Markets Opportunities Fund	519,509,226	852,734	30,339,074	--	1,707,949	13,434,400	505,165,235
Fidelity Series Floating Rate High Income Fund	12,627,967	207,583	726,146	184,134	(41,989)	83,406	12,150,821
Fidelity Series Government Money Market Fund 2.44%	793,686,618	84,144,649	50,992,725	4,808,971	--	--	826,838,542
Fidelity Series Growth Company Fund	351,438,450	603,578	38,104,561	--	9,289,805	(691,467)	322,535,805
Fidelity Series High Income Fund	80,221,715	1,124,942	18,469,057	1,026,341	423,364	443,604	63,744,568
Fidelity Series Inflation-Protected Bond Index Fund	638,539,715	22,739,761	31,464,165	654,743	(514,840)	15,192,866	644,493,337
Fidelity Series International Credit Fund	5,424,223	36,747	--	36,747	--	131,767	5,626,891
Fidelity Series International Growth Fund	436,087,002	749,519	23,341,657	--	3,446,696	26,860,221	443,801,781
Fidelity Series International Small Cap Fund	102,394,552	181,135	14,528,208	--	2,216,501	2,285,947	92,549,927
Fidelity Series International Value Fund	419,512,342	15,813,781	22,995,074	--	(239,553)	15,607,112	427,698,608
Fidelity Series Intrinsic Opportunities Fund	431,252,852	744,912	44,589,007	--	(96,084)	(553,291)	386,759,382
Fidelity Series Investment Grade Bond Fund	2,379,972,366	88,704,778	145,610,630	18,733,633	(824,486)	52,851,597	2,375,093,625
Fidelity Series Large Cap Stock Fund	374,248,483	3,151,784	43,279,347	2,506,001	6,741,938	1,730,253	342,593,111
Fidelity Series Large Cap Value Index Fund	107,332,626	180,372	14,004,745	--	1,611,569	2,298,530	97,418,352
Fidelity Series Long-Term Treasury Bond Index Fund	446,683,024	3,788,830	78,301,046	3,002,684	2,944,678	18,075,637	393,191,123
Fidelity Series Opportunistic Insights Fund	190,978,515	325,591	25,828,556	--	9,223,331	1,647,531	176,346,412
Fidelity Series Overseas Fund	--	12,563,394	--	--	--	30,672	12,594,066
Fidelity Series Real Estate Income Fund	42,156,219	658,845	2,275,523	585,169	157,010	521,865	41,218,416
Fidelity Series Short-Term Credit Fund	196,087,723	5,894,486	10,776,539	1,328,954	(18,959)	1,545,089	192,731,800
Fidelity Series Small Cap Discovery Fund	52,229,192	1,132,796	7,172,792	1,044,800	879,795	(773,422)	46,295,569
Fidelity Series Small Cap Opportunities Fund	152,816,524	267,055	15,413,203	--	2,558,821	2,665,826	142,895,023
Fidelity Series Stock Selector Large Cap Value Fund	286,066,304	491,150	34,885,295	--	5,489,259	6,565,285	263,726,703
Fidelity Series Value Discovery Fund	203,757,103	348,253	22,349,030	--	4,542,532	1,001,618	187,300,476
Total	$8,870,544,858	$316,507,124	$735,201,491	$34,843,566	$55,883,231	$163,879,830	$8,671,647,706

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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